Foreign Exchange Gain (Loss) - Summary of Foreign Exchange Gain (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Foreign exchange gain (loss) [abstract]
Realized FX gain (loss)	€ (23,835)	€ (15,645)	€ 17,991
Unrealized FX gain (loss)	4,194	(20,411)	27,525
Foreign exchange gain (loss)	€ (19,641)	€ (36,056)	€ 45,516